Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies

	December 31, 2015	December 31, 2014
Navios Holdings	$ 296	$ (1,783)